Acquisitions & Divestitures - Purchase Price Allocation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisitions
Goodwill	$ 55,643	$ 53,765	$ 52,471
2021 Acquisitions | Client relationships | Minimum
Acquisitions
Weighted average useful life	4 years
2021 Acquisitions | Client relationships | Maximum
Acquisitions
Weighted average useful life	10 years
2021 Acquisitions | Completed technology | Minimum
Acquisitions
Weighted average useful life	4 years
2021 Acquisitions | Completed technology | Maximum
Acquisitions
Weighted average useful life	7 years
2021 Acquisitions | Trademarks | Minimum
Acquisitions
Weighted average useful life	1 year
2021 Acquisitions | Trademarks | Maximum
Acquisitions
Weighted average useful life	6 years
Turbonomic
Acquisitions
Current assets	$ 126
Goodwill	1,439
Total assets acquired	1,990
Current liabilities	49
Noncurrent liabilities	113
Total liabilities assumed	161
Total purchase price	$ 1,829
Weighted average useful life	8 years 10 months 24 days
Estimated percent of goodwill deductible for tax purposes	0.00%
Turbonomic | Client relationships
Acquisitions
Intangible assets	$ 290
Turbonomic | Completed technology
Acquisitions
Intangible assets	117
Turbonomic | Trademarks
Acquisitions
Intangible assets	18
Other Acquisitions 2021
Acquisitions
Current assets	108
Property, plant, and equipment/noncurrent assets	12
Goodwill	1,110
Total assets acquired	1,656
Current liabilities	59
Noncurrent liabilities	84
Total liabilities assumed	143
Total purchase price	$ 1,513
Weighted average useful life	6 years 7 months 6 days
Estimated percent of goodwill deductible for tax purposes	7.00%
Other Acquisitions 2021 | Client relationships
Acquisitions
Intangible assets	$ 200
Other Acquisitions 2021 | Completed technology
Acquisitions
Intangible assets	196
Other Acquisitions 2021 | Trademarks
Acquisitions
Intangible assets	30
Software | Turbonomic
Acquisitions
Goodwill	1,372
Software | Other Acquisitions 2021
Acquisitions
Goodwill	464
Consulting | Turbonomic
Acquisitions
Goodwill	67
Consulting | Other Acquisitions 2021
Acquisitions
Goodwill	$ 646